2. Summary of Significant Accounting Policies: (c) Cash and Cash Equivalents (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(c) Cash and Cash Equivalents

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of March 31, 2018, the Company did not have any cash equivalents.